INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
INVESTMENT PROPERTIES	INVESTMENT PROPERTIES
17(a)    Net book value of investment properties

	Land not being used for operation	Office buildings for rent	Warehouse	Land leasehold right	Other	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2023
Cost	407	510	5,055	88	11	6,071
Less: Accumulated depreciation	—	(405)	(545)	(7)	(2)	(959)
Net book value	407	105	4,510	81	9	5,112

As of December 31, 2022
Cost	403	515	5,018	91	11	6,038
Less: Accumulated depreciation	—	(385)	(397)	(5)	(1)	(788)
Net book value	403	130	4,621	86	10	5,250
A reconciliation of the net book value of investment properties was as follows :

	2023	2022
	US$’000	US$’000
Net book value at January 1	5,250	5,809
Additions	—	12
Disposals	—	(30)
Depreciation (included in administrative expenses)	(168)	(176)
Exchange difference	30	(365)
Net book value at December 31	5,112	5,250
17(b)    The amount recognized in profit or loss arising from the investment properties

	2023	2022	2021
	US$’000	US$’000	US$’000
Rental income derived from investment properties	267	243	170
Direct operating expenses (including repairs and maintenance) generating rental income	(168)	(157)	(174)
Direct operating expenses (including repairs and maintenance) that did not generate rental income	(1)	(21)	(23)
Net profit (loss) arising from investment properties carried at cost	98	65	(27)

Undiscounted lease payments receivable to be received during the lease terms are immaterial.
17(c)    Measuring investment properties at fair value
The fair value of the investment properties are stated below:

	As of December 31,
	2023	2022
	US$’000	US$’000
Land not being used for operation	10,678	10,322
Office buildings for rent	5,068	1,995
Warehouse	5,876	5,291
Land leasehold right	93	158
Other	9	11
The fair value of aforementioned investment properties have been determined based on the valuation and is considered a level 3 measurement. The valuation has been made on the assumption to sell the property interests in the open market in the neighborhood without the benefit of any deferred term contract, leaseback, joint venture, management agreement or any similar arrangement, which would serve to increase the value of the property interests. The valuation adopted market comparison approach to estimate the fair market value of the properties. Under the market comparison approach, the appraisal is based on recent sales and listings of comparable property. Adjustments were made for differences between the subject property and those actual sales and listings regarded as comparable. The factors which used for considering the property valuation include the significant unobservable inputs, such as location, transportation, land uses, facilities, neighboring area, land characteristics, potential, regulations and liquidity.
17(d)    Pledge
Information about the investment properties that were pledged to others as collaterals is provided in Note 27(e) (i).